WARRANT LIABILITY (Details 2) - $ / shares			12 Months Ended
	Sep. 02, 2025	Oct. 03, 2023	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Expected volatility	82.90%		85.00%
Risk free interest rate	3.91%		3.63%
Expected dividend
Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 45.20	$ 45.20	$ 45.20
Share price		$ 39.40	$ 0.32	$ 9.25
Expected life		5 years	2 years 6 months 3 days	3 years 6 months 3 days
Expected volatility		100.70%	95.00%	152.01%
Risk free interest rate		4.80%	3.73%	3.91%
Expected dividend